Note 8 - Fair Value Transfer Between Levels - Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Level 1 Of Fair Value Hierarchy Member | Financial Assets Held For Trading [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	€ 1,460,000,000	€ 74,000,000	€ 1,171,000,000
Transfers Into Level 3 Of Fair Value Hierarchy Assets	11,000,000	0	2,000,000
Level 1 Of Fair Value Hierarchy Member | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	9,000,000	0	0
Transfers Into Level 3 Of Fair Value Hierarchy Assets	11,000,000	0	0
Level 1 Of Fair Value Hierarchy Member | Financial Assets at fair value through profit or loss
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	143,000,000	0	0
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0	0	0
Level 1 Of Fair Value Hierarchy Member | Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	484,000,000	6,000,000	134,000,000
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0	6,000,000	72,000,000
Level 1 Of Fair Value Hierarchy Member | Derivatives [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	0	0	0
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0	0	0
Level 1 Of Fair Value Hierarchy Member | Total Member
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	2,096,000,000	79,000,000	1,305,000,000
Transfers Into Level 3 Of Fair Value Hierarchy Assets	23,000,000	6,000,000	74,000,000
Level 2 Of Fair Value Hierarchy Member | Financial Assets Held For Trading [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	548,000,000	502,000,000	6,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	203,000,000	1,119,000,000	2,000,000
Level 2 Of Fair Value Hierarchy Member | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0	2,000,000	67,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	4,000,000	23,000,000	9,000,000
Level 2 Of Fair Value Hierarchy Member | Financial Assets at fair value through profit or loss
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0	0	0
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	0	0	0
Level 2 Of Fair Value Hierarchy Member | Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	96,000,000	209,000,000	515,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	135,000,000	4,000,000	0
Level 2 Of Fair Value Hierarchy Member | Derivatives [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	8,000,000	26,000,000	52,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	0	0	0
Level 2 Of Fair Value Hierarchy Member | Total Member
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	652,000,000	739,000,000	641,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	342,000,000	1,145,000,000	11,000,000
Level 3 Of Fair Value Hierarchy Member | Financial Assets Held For Trading [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	98,000,000	160,000,000	2,000,000
TransfersIntoLevel1OfFairValueHierarchyAssets	4,000,000	1,000,000	0
Level 3 Of Fair Value Hierarchy Member | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	17,000,000	44,000,000	24,000,000
TransfersIntoLevel1OfFairValueHierarchyAssets	0	0	0
Level 3 Of Fair Value Hierarchy Member | Financial Assets at fair value through profit or loss
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	0	0	0
TransfersIntoLevel1OfFairValueHierarchyAssets	0	1,000,000	0
Level 3 Of Fair Value Hierarchy Member | Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	6,000,000	454,000,000	0
TransfersIntoLevel1OfFairValueHierarchyAssets	0	0	0
Level 3 Of Fair Value Hierarchy Member | Derivatives [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	0	10,000,000	49,000,000
TransfersIntoLevel1OfFairValueHierarchyAssets	0	0	118,000,000
Level 3 Of Fair Value Hierarchy Member | Total Member
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	122,000,000	667,000,000	75,000,000
TransfersIntoLevel1OfFairValueHierarchyAssets	€ 4,000,000	€ 2,000,000	€ 118,000,000